MINERAL PROPERTIES (Narrative) (Details) - USD ($) $ in Millions			1 Months Ended		12 Months Ended		167 Months Ended
	Dec. 12, 2023	Nov. 06, 2017	Mar. 31, 2019	Sep. 21, 2017	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023
Waterberg Project [Member]
Disclosure of exploration and evaluation assets [Line Items]
Purchase agreement amount		$ 17.2
Decrease in proportion of ownership, interest sold		8.60%
Payments for exploration and evaluation expenses							$ 91.1
JOGMEC [Member]
Disclosure of exploration and evaluation assets [Line Items]
Legal ownership held by non-controlling interests				28.35%
JOGMEC [Member] | Waterberg Project [Member]
Disclosure of exploration and evaluation assets [Line Items]
Purchase agreement amount		$ 12.8
Decrease in proportion of ownership, interest sold		6.40%
Mnombo Wethu Consultants (Pty) Limited [Member]
Disclosure of exploration and evaluation assets [Line Items]
Legal ownership held by non-controlling interests				26.00%	50.10%	50.10%
Mnombo Wethu Consultants (Pty) Limited [Member] | Waterberg Project [Member]
Disclosure of exploration and evaluation assets [Line Items]
Legal ownership held by non-controlling interests					26.00%
Implats [Member] | Waterberg Project [Member]
Disclosure of exploration and evaluation assets [Line Items]
Proportion of ownership, purchase agreement amount		15.00%
Purchase agreement amount		$ 30.0
Waterberg JV Co. [Member]
Disclosure of exploration and evaluation assets [Line Items]
Legal ownership held by non-controlling interests				45.65%	63.32%	63.19%
Waterberg JV Co. [Member] | Minimum [Member]
Disclosure of exploration and evaluation assets [Line Items]
Percentage of diluted interest	15.00%
Waterberg JV Co. [Member] | Maximum [Member]
Disclosure of exploration and evaluation assets [Line Items]
Percentage of diluted interest	14.73%
Hanwa Co., Ltd ("Hanwa") [Member] | Waterberg Project [Member]
Disclosure of exploration and evaluation assets [Line Items]
Legal ownership held by non-controlling interests			9.755%